UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002

Check here if Amendment  [  ];  Amendment Number:
              This Amendment (check one): [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CWH Associates, Inc.
Address:    200 Park Avenue
            Suite 3900
            New York, NY 10166

Form 13F File Number 28-06423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:       Andrew Abrams
Title:      Chief Operating Officer
Phone:      (212) 808-2475

Signature, Place, and Date of Signing:


Andrew Abrams           New York, NY                  03/15/03
(Signature)             (City, State)                 (Date)

Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   32

Form 13F Information Table Value Total: $ 64484(Thousands)

List of Other Included Managers:          None



                        TITLE            MKT VAL   AMT   INVEST   OTHR   VOTE
ISSUER                  OF CL   CUSIP    (x$1000) (SHS)   DISCR   MGRS   (SHS)

Amazon.com              COM   023135106   1822     70000   SOLE           64250
Apollo Grp Inc          CL A  037604105   2508     50258   SOLE           43920
Apollo Grp Inc Unv Phx  COM   037604204   2775     65058   SOLE           59100
AT&T Wireless           COM   00209A106   1956    296350   SOLE          274850
Authentidate Hldg Corp  COM   052666104     47     26000   SOLE           24450
Career Education Corp   COM   141665109   2514     51383   SOLE           46850
Caremark Rx Inc.        COM   141705103   3139    172950   SOLE          156700
Central European Dist   COM   153435102    260     11500   SOLE           10550
Cerner Corp.            COM   156782104   2173     67100   SOLE           61400
China.com Corp          CL A  G2108N109    595    182375   SOLE          164650
Citrix Sys Inc.         COM   177376100    132     10000   SOLE            9800
Cooper Companies        COM   216648402   1683     56300   SOLE           51250
Corinthian Colleges Inc COM   218868107    575     14550   SOLE           13250
Expedia Inc             COM   302125109   2152     41650   SOLE           37550
Express Scripts Inc.    COM   302182100   2587     46450   SOLE           42100
Fifth Third Bancorp     COM   316773100   1552     30900   SOLE           26700
Forest Laboratories Inc COM   345838106   2618     48500   SOLE           44600
FTI Consulting, Inc.    COM   302941109   1678     36300   SOLE           32300
Horizon Organic Hldg    COM   44043T103   1901    145990   SOLE          136350
Hotels.com              COM   44147T108   1730     30000   SOLE           28000
ICU Medical             COM   44930G107   2165     78700   SOLE           73100
Netease.com Inc         COM   64110W102   2207    147600   SOLE          133950
Nextel Communications   COM   65332V103   4144    309500   SOLE          282500
PEC Solutions Inc       COM   705107100    147     12450   SOLE           11950
Sina.com                COM   G81477104   2828    353000   SOLE          327700
Sohu.com Inc            COM   83408W103   2934    268650   SOLE          245900
Sprint Corp PCS Ser 1   COM   852061506   2281    523200   SOLE          478950
Stericycle              COM   858912108   1504     40000   SOLE           37500
Teva Pharm Indus        COM   881624209   2391     57400   SOLE           51600
United Natural Foods    COM   911163103   2619    102710   SOLE           93550
Whole Foods Market Inc  COM   966837106   2636     47376   SOLE           40761
Yahoo Inc               COM   984332106   4231    176150   SOLE          160800